As filed with the Securities and Exchange Commission on April 19, 2017

1933 Act Registration No. 033-16905

1940 Act Registration No. 811-05309

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 200	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 200	☑

Nuveen Investment Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

333 West Wacker Drive

Chicago, IL 60606

(Address of Principal Executive Offices) (Zip Code)

(312) 917-7700

(Registrant’s Telephone Number, Including Area Code):

Kathleen L. Prudhomme Vice President and Secretary 901 Marquette Avenue Minneapolis, Minnesota 55402 (Name and Address of Agent for Service)	Copies to: Eric F. Fess Chapman and Cutler LLP 111 West Monroe Street Chicago, Illinois 60603

Approximate Date of Proposed Public Offering: As soon as practicable after effectiveness.

Title of Securities Being Registered: Common Stock.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of the Registrant:

Nuveen Core Bond Fund

Nuveen Core Plus Bond Fund

Nuveen High Income Bond Fund

Nuveen Inflation Protected Securities Fund

Nuveen Intermediate Government Bond Fund

Nuveen Short Term Bond Fund

Nuveen Strategic Income Fund

Nuveen Global Infrastructure Fund

Nuveen Real Asset Income Fund

Nuveen Real Estate Securities Fund

Nuveen Minnesota Intermediate Municipal Bond Fund

Nuveen Minnesota Municipal Bond Fund

Nuveen Nebraska Municipal Bond Fund

Nuveen Oregon Intermediate Municipal Bond Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this post-effective amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois, on the 19th day of April, 2017.

NUVEEN INVESTMENT FUNDS, INC.

By:	/s/ KATHLEEN L. PRUDHOMME
Kathleen L. Prudhomme
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title			Date

/s/ STEPHEN D. FOY STEPHEN D. FOY	Vice President and Controller (principal financial and accounting officer)			April 19, 2017

/s/ GREG A. BOTTJER GREG A. BOTTJER	Chief Administrative Officer (principal executive officer)			April 19, 2017

WILLIAM J. SCHNEIDER*	Chairman of the Board and Director	ü ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï þ ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï ï þ	By:	/S/ KATHLEEN L. PRUDHOMME KATHLEEN L. PRUDHOMME Attorney-in-Fact April 19, 2017
WILLIAM ADAMS IV*	Director
MARGO L. COOK*	Director
JACK B. EVANS*	Director
WILLIAM C. HUNTER*	Director
DAVID J. KUNDERT*	Director
ALBIN F. MOSCHNER*	Director
JOHN K. NELSON*	Director
JUDITH M. STOCKDALE*	Director
CAROLE E. STONE*	Director
TERENCE J. TOTH*	Director
MARGARET L. WOLFF*	Director

*	An original power of attorney authorizing, among others, Kevin J. McCarthy, Kathleen L. Prudhomme and Gifford R. Zimmerman to execute this registration statement, and amendments thereto, for each of the directors of the Registrant on whose behalf this registration statement is filed, has been executed and has previously been filed with the Securities and Exchange Commission and is incorporated by reference herein.

EXHIBIT INDEX

Exhibit Number	Exhibit

101.INS	XBRL Instance Document

101.SCH	XBRL Taxonomy Extension Schema Document

101.CAL	XBRL Taxonomy Extension Calculation Linkbase

101.DEF	XBRL Taxonomy Extension Definition Linkbase

101.LAB	XBRL Taxonomy Extension Labels Linkbase

101.PRE	XBRL Taxonomy Extension Presentation Linkbase